Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Detailed Information about Revenue

	2023	2022	2021
Revenue from contracts with customers	16,995	18,437	13,384
National Government incentives (1)	316	320	298

	17,311	18,757	13,682

(1)	See Note 36.

Summary of Breakdown of Revenues by Type of Good or Service

	2023
	Upstream	Downstream	Gas and Power	Central Administration and Others	Total
Diesel	-	6,620	-	-	6,620
Gasolines	-	3,493	-	-	3,493
Natural gas (1)	-	7	1,666	-	1,673
Crude oil	-	427	-	-	427
Jet fuel	-	1,047	-	-	1,047
Lubricants and by-products	-	614	-	-	614
LPG	-	379	-	-	379
Fuel oil	-	95	-	-	95
Petrochemicals	-	438	-	-	438
Fertilizers and crop protection products	-	594	-	-	594
Flours, oils and grains	-	224	-	-	224
Asphalts	-	172	-	-	172
Goods for resale at gas stations	-	76	-	-	76
Income from services	-	-	-	102	102
Income from construction contracts	-	-	-	99	99
Virgin naphtha	-	181	-	-	181
Petroleum coke	-	249	-	-	249
LNG regasification	-	-	50	-	50
Other goods and services	171	158	99	34	462

	171	14,774	1,815	235	16,995

	2022
	Upstream	Downstream	Gas and Power	Central Administration and Others	Total
Diesel	-	6,837	-	-	6,837
Gasolines	-	3,460	-	-	3,460
Natural gas (1)	-	16	1,881	-	1,897
Crude oil	-	76	-	-	76
Jet fuel	-	1,031	-	-	1,031
Lubricants and by-products	-	608	-	-	608
LPG	-	472	-	-	472
Fuel oil	-	198	-	-	198
Petrochemicals	-	495	-	-	495
Fertilizers and crop protection products	-	835	-	-	835
Flours, oils and grains	-	773	-	-	773
Asphalts	-	172	-	-	172
Goods for resale at gas stations	-	102	-	-	102
Income from services	-	-	-	120	120
Income from construction contracts	-	-	-	135	135
Virgin naphtha	-	203	-	-	203
Petroleum coke	-	405	-	-	405
LNG regasification	-	-	43	-	43
Other goods and services	174	215	180	6	575

	174	15,898	2,104	261	18,437

	2021
	Upstream	Downstream	Gas and Power	Central Administration and Others	Total
Diesel	-	4,498	-	-	4,498
Gasolines	-	2,742	-	-	2,742
Natural gas (1)	-	15	1,711	-	1,726
Crude oil	-	63	-	-	63
Jet fuel	-	337	-	-	337
Lubricants and by-products	-	531	-	-	531
LPG	-	458	-	-	458
Fuel oil	-	209	-	-	209
Petrochemicals	-	476	-	-	476
Fertilizers and crop protection products	-	520	-	-	520
Flours, oils and grains	-	629	-	-	629
Asphalts	-	116	-	-	116
Goods for resale at gas stations	-	70	-	-	70
Income from services	-	-	-	79	79
Income from construction contracts	-	-	-	123	123
Virgin naphtha	-	172	-	-	172
Petroleum coke	-	191	-	-	191
LNG regasification	-	-	43	-	43
Other goods and services	147	118	98	38	401

	147	11,145	1,852	240	13,384

(1)	Includes 1,398, 1,473 and 1,313 corresponding to sales of natural gas produced by the Company for the years ended December 31, 2023, 2022 and 2021, respectively.

Summary of Breakdown of Revenues by Sales Channels

	2023
	Upstream	Downstream	Gas and Power	Central Administration and Others	Total
Gas stations	-	6,541	-	-	6,541
Power plants	-	46	412	-	458
Distribution companies	-	-	171	-	171
Retail distribution of natural gas	-	-	170	-	170
Industries, transport and aviation	-	4,202	961	-	5,163
Agriculture	-	1,804	-	-	1,804
Petrochemical industry	-	614	-	-	614
Trading	-	1,043	-	-	1,043
Oil companies	-	141	-	-	141
Commercialization of LPG	-	143	-	-	143
Other sales channels	171	240	101	235	747

	171	14,774	1,815	235	16,995

	2022
	Upstream	Downstream	Gas and Power	Central Administration and Others	Total
Gas stations	-	6,673	-	-	6,673
Power plants	-	13	461	-	474
Distribution companies	-	-	179	-	179
Retail distribution of natural gas	-	-	308	-	308
Industries, transport and aviation	-	3,890	1,043	-	4,933
Agriculture	-	2,697	-	-	2,697
Petrochemical industry	-	722	-	-	722
Trading	-	901	-	-	901
Oil companies	-	688	-	-	688
Commercialization of LPG	-	177	-	-	177
Other sales channels	174	137	113	261	685

	174	15,898	2,104	261	18,437

	2021
	Upstream	Downstream	Gas and Power	Central Administration and Others	Total
Gas stations	-	4,898	-	-	4,898
Power plants	-	131	508	-	639
Distribution companies	-	-	187	-	187
Retail distribution of natural gas	-	-	329	-	329
Industries, transport and aviation	-	2,104	751	-	2,855
Agriculture	-	1,917	-	-	1,917
Petrochemical industry	-	671	-	-	671
Trading	-	576	-	-	576
Oil companies	-	570	-	-	570
Commercialization of LPG	-	149	-	-	149
Other sales channels	147	129	77	240	593

	147	11,145	1,852	240	13,384

Summary of Revenue by Geographic Area
Likewise, in accordance with IFRS 8, the distribution of revenues by geographic area, according to the markets for which they are intended, are as follows:

	2023	2022	2021
Argentina	15,399	16,420	12,074
Mercosur and associated countries	1,309	1,107	668
Europe	171	414	253
Rest of the world	432	816	687

	17,311	18,757	13,682

Summary of Credits, Contract Assets and Contract Liabilities
The following table reflects information regarding credits, contract assets and contract liabilities:

	2023		2022		2021
	Non- current	Current	Non- current	Current	Non- current	Current
Credits for contracts included in the item “Trade receivables”	41	993	51	1,490	116	1,334
Contract assets	-	10	-	1	-	13
Contract liabilities	34	69	-	77	-	130